Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2017
Registrant Name	GREENSPRING FUND INC
Central Index Key	0000711322
Amendment Flag	false
Document Creation Date	Apr. 27, 2018
Document Effective Date	May 01, 2018
Prospectus Date	May 01, 2018
Greenspring Fund | retail
Prospectus:
Trading Symbol	GRSPX